CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		6 Months Ended		42 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Cash Flows from Operating Activities:
Net loss for the period	$ (4,119,566)	$ (4,907,669)	$ (7,326,663)	$ (12,629,648)	$ (62,601,287)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	324,233	715,784	459,479	1,856,990	5,965,330
Depreciation	4,224	5,569	9,382	11,662	233,063
Gain on settlement of debt	0	0	0	0	(8,090,399)
Gain on sale of equipment	0	0	0	0	(1,978,105)
Gain on sale of subsidiaries	0	0	0	0	(474,577)
Write-down of machinery and equipment	0	0	0	0	4,471,921
Amortization of premium on marketable debt securities					175,020
Accretion of convertible notes	941,991	234,073	1,858,273	513,509	4,804,074
Securities received in settlement of litigation	0	0	0	0	(101,482)
Net gain on sale of marketable securities	0	0	0	(7,373)	(1,021,692)
Impairment of marketable securities	0	0	0	0	433,973
Shares issued for compensation	0	841,448	5,827	1,621,773	4,162,216
Changes in non-cash working capital:
Net (increase) decrease in deposits and advances	123,971	(1,421,283)	(160,551)	(1,757,398)	143,242
Net decrease in accounts payable and accrued expenses	(423,935)	(1,802,802)	(79,769)	(332,112)	(2,855,076)
Net cash used in operating activities	(3,149,082)	(6,334,880)	(5,234,022)	(10,722,597)	(56,733,779)
Cash Flows from Investing Activities:
Proceeds from disposition of marketable securities	0	0	0	13,645	12,839,183
Purchase of marketable securities	0	0	0	0	(1,726,718)
Purchase of property, plant and equipment	(127,021)	(50,010)	(127,021)	(51,719)	(9,833,329)
Proceeds from sales of equipment	0	0	0	450,000	25,650,121
Decrease in restricted cash	0	0	0	0	9,489,777
Deconsolidation of subsidiaries	0	0	0	0	(1,429,655)
Net cash provided by (used in) investing activities	(127,021)	(50,010)	(127,021)	411,926	34,989,379
Cash Flows from Financing Activities:
Net proceeds from the issuance of common shares	535,292	72,825	638,811	81,925	780,175
Restructure fees	0	0	0	0	(2,585,119)
Settlement of convertible notes	0	(16,900,000)	0	(16,900,000)	(33,788,183)
Net cash provided by (used in) financing activities	535,292	(16,827,175)	638,811	(16,818,075)	(35,593,127)
Change in Cash and Cash Equivalents:
Net decrease in cash and cash equivalents	(2,740,811)	(23,212,065)	(4,722,232)	(27,128,746)	(57,337,527)
Cash and cash equivalents - beginning of period	6,366,097	53,760,689	8,347,518	57,677,370	60,962,813
Cash and cash equivalents - end of period	$ 3,625,286	$ 30,548,624	$ 3,625,286	$ 30,548,624	$ 3,625,286